GuarantorNon-Guarantor Subsidiary Financial Informa	12 Months Ended
Dec. 31, 2014
Guarantees [Abstract]
Guarantees
Guarantor/Non-Guarantor Subsidiary Financial Information
As of December 31, 2015, MPM had outstanding $1,100 in aggregate principal amount of the First Lien Notes and $231 in aggregate principal amount of the Second Lien Notes. The notes are fully and unconditionally guaranteed on a senior secured basis by each of MPM’s existing U.S. subsidiaries that is a guarantor under MPM’s ABL Facility and the Company’s future U.S. subsidiaries (other than receivables subsidiaries and U.S. subsidiaries of foreign subsidiaries) that guarantee any debt of the Company or any of the guarantor subsidiaries of MPM under the related indenture (the “Note Guarantors”). The following condensed consolidated financial information presents the Condensed Consolidated Balance Sheets as of December 31, 2015 and 2014, the Condensed Consolidated Statements of Operations for the fiscal years ended December 31, 2015, 2014 and 2013 and Condensed Consolidated Statements of Cash Flows for the fiscal years ended December 31, 2015, 2014 and 2013 of (i) MPM (Parent); (ii) the guarantor subsidiaries; (iii) the non-guarantor subsidiaries; and (iv) MPM on a consolidated basis.
These financial statements are prepared on the same basis as the consolidated financial statements of MPM except that investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. The guarantor subsidiaries are 100% owned by Parent and all guarantees are full and unconditional, subject to certain customary release provisions set forth in the applicable Indenture. Additionally, the ABL Facility is secured by, among other things, most of the assets of the Parent, the guarantor subsidiaries and certain non-guarantor subsidiaries, subject to certain exceptions and permitted liens. There are no significant restrictions on the ability of Parent to obtain funds from its domestic subsidiaries by dividend or loan. The indentures governing the First Lien Notes and the Second Lien Notes contain covenants that, among other things, limit MPM’s ability and the ability of certain of the Company’s subsidiaries to (i) incur or guarantee additional indebtedness or issue preferred stock; (ii) grant liens on assets; (iii) pay dividends or make distributions to MPM’s stockholders; (iv) repurchase or redeem capital stock or subordinated indebtedness; (v) make investments or acquisitions; (vi) enter into sale/leaseback transactions; (vii) incur restrictions on the ability of MPM’s subsidiaries to pay dividends or to make other payments to us; (viii) enter into transactions with MPM’s affiliates; (ix) merge or consolidate with other companies or transfer all or substantially all of the MPM’s assets; and (x) transfer or sell assets.
MOMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0, $0 and $4, respectively)	$57	$2	$162	$—	$221
Accounts receivable	—	81	211	—	292
Due from affiliates	—	59	24	(83)	—
Inventories:
Raw materials	—	67	76	—	143
Finished and in-process goods	—	111	127	—	238
Deferred income taxes	—	—	—	—	—
Other current assets	—	16	32		48
Total current assets	57	336	632	(83)	942
Investment in unconsolidated entities	1,675	325	19	(2,000)	19
Deferred income taxes	—	—	9	—	9
Other long-term assets	—	2	17	—	19
Intercompany loans receivable	131	1,048	50	(1,229)	—
Property and equipment, net	—	525	582	—	1,107
Goodwill	—	105	106	—	211
Other intangible assets, net	—	149	207	—	356
Total assets	$1,863	$2,490	1,622	$(3,312)	$2,663
Liabilities and Equity (Deficit)
Current liabilities:
Accounts payables	$—	$63	$160	$—	$223
Due to affiliates	—	23	60	(83)	—
Debt payable within one year	3	—	33	—	36
Interest payable	10	—	1	—	11
Income taxes payable	—	—	5	—	5
Deferred income taxes	—	—	—	—	—
Accrued payroll and incentive compensation	—	25	18	—	43
Other current liabilities	—	37	46	—	83
Total current liabilities	13	148	323	(83)	401
Long-term liabilities:
Long-term debt	1,169	—	—	—	1,169
Intercompany loans payable	55	468	706	(1,229)	—
Accumulated losses from unconsolidated subsidiaries in excess of investment	—	—	—	—	—
Pension liabilities	—	185	148	—	333
Deferred income taxes	—	—	70	—	70
Other long-term liabilities	—	14	50	—	64
Total liabilities	1,237	815	1,297	(1,312)	2,037
Total equity (deficit)	626	1,675	325	(2,000)	626
Total liabilities and (deficit) equity	$1,863	$2,490	$1,622	$(3,312)	$2,663

MOMENTIVE PERFORMANCE MATERIALS INC. (SUCCESSOR)
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2014

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0, $0 and $5, respectively)	$78	$10	$140	$—	$228
Accounts receivable	—	92	232	—	324
Due from affiliates	—	73	25	(98)	—
Inventories:
Raw materials	—	65	79	—	144
Finished and in-process goods	—	123	135	—	258
Deferred income taxes	—	28	5	—	33
Other current assets	—	26	34	—	60
Total current assets	78	417	650	(98)	1,047
Investment in unconsolidated entities	1,852	—	18	(1,852)	18
Deferred income taxes	—	—	14	—	14
Other long-term assets	—	10	17	—	27
Intercompany loans receivable	92	1,766	52	(1,910)	—
Property and equipment, net	—	528	624	—	1,152
Goodwill	—	104	114	—	218
Other intangible assets, net	—	163	245	—	408
Total assets	$2,022	$2,988	$1,734	$(3,860)	$2,884
Liabilities and Equity (Deficit)
Current liabilities:
Accounts payables	$9	$80	$134	$—	$223
Due to affiliates	—	26	72	(98)	—
Debt payable within one year	4	—	34	—	38
Interest payable	11	—	—	—	11
Income taxes payable	—	—	7	—	7
Deferred income taxes	—	—	18	—	18
Accrued payroll and incentive compensation	—	35	22	—	57
Other current liabilities	1	28	53	—	82
Total current liabilities	25	169	340	(98)	436
Long-term liabilities:
Long-term debt	1,163	—	—	—	1,163
Intercompany loans payable	63	475	1,372	(1,910)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	—	258	—	(258)	—
Pension liabilities	—	191	161	—	352
Deferred income taxes	—	28	70	—	98
Other long-term liabilities	2	15	49	—	66
Total liabilities	1,253	1,136	1,992	(2,266)	2,115
Total equity (deficit)	769	1,852	(258)	(1,594)	769
Total liabilities and equity (deficit)	$2,022	$2,988	$1,734	$(3,860)	$2,884

MOMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,062	$1,783	$(556)	$2,289
Cost of sales	—	927	1,523	(556)	1,894
Gross profit	—	135	260	—	395
Selling, general and administrative expense	—	137	147	—	284
Research and development expense	—	41	24	—	65
Restructuring and other costs	—	26	6	—	32
Other operating expense (income)	(2)	2	2	—	2
Operating loss	2	(71)	81	—	12
Interest expense (income), net	77	(59)	61	—	79
Other non-operating expense, net	—	(1)	4	—	3
Gain on extinguishment of debt (see Note 10)	(7)	—	—	—	(7)
Reorganization items, net	—	8	—	—	8
(Loss) income before income taxes and (losses) earnings from unconsolidated entities	(68)	(19)	16	—	(71)
Income tax (benefit) expense	—	1	12	—	13
(Loss) income before losses from unconsolidated entities	(68)	(20)	4	—	(84)
Losses from unconsolidated entities, net of taxes	(14)	6	2	8	2
Net (loss) income	$(82)	$(14)	$6	$8	$(82)
Comprehensive loss	$(146)	$(79)	$(14)	$93	$(146)

MOMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
SUCCESSOR PERIOD FROM OCTOBER 25, 2014 THROUGH DECEMBER 31, 2014

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$200	$357	$(92)	$465
Cost of sales	—	168	326	(92)	402
Gross profit	—	32	31	—	63
Selling, general and administrative expense	14	28	38	—	80
Research and development expense	—	8	5	—	13
Restructuring and other costs	2	3	—	—	5
Other operating expense (income)	—	1	(2)	—	(1)
Operating loss	(16)	(8)	(10)	—	(34)
Interest expense (income), net	15	(18)	18	—	15
Other non-operating expense, net	—	—	8	—	8
Reorganization items, net	—	3	—	—	3
(Loss) income before income taxes and losses from unconsolidated entities	(31)	7	(36)	—	(60)
Income tax (benefit) expense	(8)	—	8	—	—
(Loss) income before losses from unconsolidated entities	(23)	7	(44)	—	(60)
Losses from unconsolidated entities, net of taxes	(37)	(44)	—	81	—
Net loss	$(60)	$(37)	$(44)	$81	$(60)
Comprehensive loss	$(88)	$(65)	$(56)	$121	$(88)

MOMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
PREDECESSOR PERIOD FROM JANUARY 1, 2014 THROUGH OCTOBER 24, 2014

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$927	$1,589	$(505)	$2,011
Costs and expenses:
Cost of sales, excluding depreciation and amortization	—	671	1,273	(505)	1,439
Selling, general and administrative expense	33	230	171	—	434
Depreciation and amortization expense	—	55	92	—	147
Research and development expense	—	39	24	—	63
Restructuring and other costs	5	15	—	—	20
Operating (loss) income	(38)	(83)	29	—	(92)
Interest expense (income), net	155	(100)	107	—	162
Reorganization items, net	(1,688)	(173)	(111)	—	(1,972)
Income before income taxes and earnings from unconsolidated entities	1,495	190	33	—	1,718
Income tax expense	8	2	26	—	36
Income before earnings from unconsolidated entities	1,487	188	7	—	1,682
Earnings from unconsolidated entities, net of taxes	198	10	3	(208)	3
Net income	$1,685	$198	$10	$(208)	$1,685
Comprehensive income (loss)	$1,483	$(4)	$(147)	$151	$1,483

MOMENTIVE PERFORMANCE MATERIALS INC. (PREDECESSOR)
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,076	$1,827	$(505)	$2,398
Costs and expenses:
Cost of sales, excluding depreciation and amortization	—	757	1,480	(505)	1,732
Selling, general and administrative expense	31	185	157	—	373
Depreciation and amortization expense	—	69	102	—	171
Research and development expense	—	43	27	—	70
Restructuring and other costs	5	10	6	—	21
Operating (loss) income	(36)	12	55	—	31
Interest expense (income), net	384	(158)	168	—	394
Other expense (income), net	1	—	(1)	—	—
(Loss) income before income taxes and (losses) earnings from unconsolidated entities	(421)	170	(112)	—	(363)
Income tax (benefit) expense	—	(15)	119	—	104
(Loss) income before (losses) earnings from unconsolidated entities	(421)	185	(231)	—	(467)
(Losses) earnings from unconsolidated entities, net of taxes	(43)	(228)	3	271	3
Net loss	$(464)	$(43)	$(228)	$271	$(464)
Comprehensive loss	$(442)	$(21)	$(258)	$279	$(442)

MOMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2015

	Parent	Guarantor Subsidiaries		Non- Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(33)	$52		$218		$(108)	$129
Cash flows used in investing activities:
Capital expenditures	—	(54)		(60)		—	(114)
Capitalized interest	—	—		(1)		—	(1)
Purchases of intangible assets	—	(2)		(1)		—	(3)
Change in restricted cash	—	—		—		—	—
Proceeds from sale of assets	—	1		1		—	2
Investment in unconsolidated affiliate	—	—		—		—	—
Capital contribution to subsidiary	—	—		—		—	—
Return of capital from subsidiary from sales of accounts receivable	—	48	(a)	—		(48)	—
	—	(7)		(61)		(48)	(116)
Cash flows provided by (used in) financing activities:
Net short-term debt repayments	(1)	—		—		—	(1)
Borrowings of long-term debt	—	—		—		—	—
Repayments of long-term debt	(10)	—		—		—	(10)
Net intercompany loan borrowings (repayments)	23	49		(72)		—	—
Proceeds from capital contributions	—	—		—		—	—
Long-term debt financing fees	—	—		—		—	—
Common stock dividends paid	—	(101)		(7)		108	—
Return of capital to parent from sales of accounts receivable	—	—		(48)	(a)	48	—
	12	(52)		(127)		156	(11)
Increase (decrease) in cash and cash equivalents	(21)	(7)		30		—	2
Effect of exchange rate changes on cash	—	—		(8)		—	(8)
Cash and cash equivalents (unrestricted), beginning of period	78	9		136		—	223
Cash and cash equivalents (unrestricted), end of period	$57	$2		$158		$—	$217
Supplemental disclosures of cash flow information
Non-cash financing activity:
Intercompany loan capitalizations	$—	$(602)		$602		$—	$—

(a)
During the fiscal year ended December 31, 2015, Momentive Performance Materials USA LLC (formerly known as Momentive Performance Materials USA Inc.) contributed receivables of $48 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the fiscal year ended December 31, 2015, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Momentive Performance Materials USA LLC by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined Non-Guarantor Subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and the Combined Guarantor Subsidiaries, respectively.

MOMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
SUCCESSOR PERIOD FROM OCTOBER 25, 2014 THROUGH DECEMBER 31, 2014

	Parent	Guarantor Subsidiaries		Non- Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(7)	$(201)		$205		$—	$(3)
Cash flows used in investing activities:
Capital expenditures	—	(9)		(8)		—	(17)
Return of capital from subsidiary from sales of accounts receivable	—	8	(a)	—		(8)	—
	—	(1)		(8)		(8)	(17)
Cash flows provided by (used in) financing activities:
Net short-term debt repayments	—	—		(1)		—	(1)
Net intercompany loan borrowings (repayments)	14	171		(185)		—	—
Return of capital to parent from sales of accounts receivable	—	—		(8)	(a)	8	—
	14	171		(194)		8	(1)
Increase (decrease) in cash and cash equivalents	7	(31)		3		—	(21)
Effect of exchange rate changes on cash	—	—		(4)		—	(4)
Cash and cash equivalents (unrestricted), beginning of period	71	40		137		—	248
Cash and cash equivalents (unrestricted), end of period	$78	$9		$136		$—	$223

(a)
During the successor period from October 25, 2014 through December 31, 2014, Momentive Performance Materials USA LLC contributed receivables of $8 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the successor period from October 25, 2014 through December 31, 2014, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Momentive Performance Materials USA LLC by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and the Combined Guarantor Subsidiaries, respectively.

MOMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
PREDECESSOR PERIOD FROM JANUARY 1, 2014 THROUGH OCTOBER 24, 2014

	Parent	Guarantor Subsidiaries		Non- Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(258)	$(50)		$106		$(5)	$(207)
Cash flows provided by (used in) investing activities:
Capital expenditures	—	(37)		(41)		—	(78)
Capitalized interest	—	—		(1)		—	(1)
Proceeds from sale of business	—	—		12		—	12
Consolidation of variable interest entity	—	—		50		—	50
Change in restricted cash	—	—		—		—	—
Purchases of intangible assets	—	(2)		—		—	(2)
Proceeds from sale of assets	—	1		—		—	1
Return of capital from subsidiary from sales of accounts receivable	—	45	(a)	—		(45)	—
	—	7		20		(45)	(18)
Cash flows provided by (used in) financing activities:
Net short-term debt borrowings (repayments)	4	—		(10)		—	(6)
Borrowings of long-term debt	—	170		10		—	180
Repayments of long-term debt	—	(258)		(57)		—	(315)
Repayment of affiliated debt	—	—		(50)		—	(50)
Cash proceeds from Rights Offerings	600	—		—		—	600
DIP Facility financing fees	(19)	—		—		—	(19)
Net intercompany loan (repayments) borrowings	(258)	176		82		—	—
Common stock dividends paid	—	(5)		—		5	—
Return of capital to parent from sales of accounts receivable	—	—		(45)	(a)	45	—
	327	83		(70)		50	390
Increase in cash and cash equivalents	69	40		56		—	165
Effect of exchange rate changes on cash	—	—		(6)		—	(6)
Cash and cash equivalents (unrestricted), beginning of period	2	—		87		—	89
Cash and cash equivalents (unrestricted), end of period	$71	$40		$137		$—	$248

(a)
During the predecessor period from January 1, 2014 through October 24, 2014, Momentive Performance Materials USA LLC contributed receivables of $45 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the predecessor period from January 1, 2014 through October 24, 2014, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Momentive Performance Materials USA LLC by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and the Combined Guarantor Subsidiaries, respectively.

MOMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2013

	Parent	Guarantor Subsidiaries		Non- Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(135)	$62		$20		$(97)	$(150)
Cash flows used in investing activities:
Capital expenditures	—	(37)		(42)		—	(79)
Capitalized interest	—	(1)		(1)		—	(2)
Purchases of intangible assets	—	(3)		—		—	(3)
Change in restricted cash	—	—		(5)		—	(5)
Proceeds from sale of assets	—	1		—		—	1
Capital contribution to subsidiary	—	(16)		—		16	—
Return of capital from subsidiary from sales of accounts receivable	—	53	(a)	—		(53)	—
	—	(3)		(48)		(37)	(88)
Cash flows provided by (used in) financing activities:
Net short-term debt repayments	—	—		(2)		—	(2)
Borrowings of long-term debt	163	120		136		—	419
Repayments of long-term debt	(75)	(120)		(92)		—	(287)
Net intercompany loan (repayments) borrowings	(42)	36		6		—	—
Proceeds from capital contributions	102	—		16		(16)	102
Long-term debt financing fees	(12)	—		—		—	(12)
Common stock dividends paid	—	(97)		—		97	—
Return of capital to parent from sales of accounts receivable	—	—		(53)	(a)	53	—
	136	(61)		11		134	220
Increase (decrease) in cash and cash equivalents	1	(2)		(17)		—	(18)
Effect of exchange rate changes on cash	—	—		(3)		—	(3)
Cash and cash equivalents (unrestricted), beginning of year	1	2		107		—	110
Cash and cash equivalents (unrestricted), end of year	$2	$—		$87		$—	$89
(a) During the year ended December 31, 2013, Momentive Performance Materials USA LLC contributed receivables of $53 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2013, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Momentive Performance Materials USA LLC by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and the Combined Guarantor Subsidiaries, respectively.